Marketable debt securities - Changes in financial liabilities at fair value (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,644,023
Financial liabilities at end of period	1,477,724	$ 1,644,023
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	132,117
Financial liabilities at end of period	101,682	132,117
Marketable debt securities | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	1,363	3,246
Issues	197	518
Redemptions	(1,315)	(2,380)
Changes in fair value recognized in profit or loss	14	(21)
Financial liabilities at end of period	259	1,363
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	2,139
Financial liabilities at end of period	981	2,139
Structured bank bonds | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	197	518
Redemptions	(1,315)	(2,380)
Parent [member] | Marketable debt securities | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Redemptions	(1,315)	(2,380)
Parent [member] | Structured bank bonds | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	$ 197	$ 518